Business Combinations (Details Narrative) - USD ($)					12 Months Ended
	Mar. 10, 2017	Sep. 22, 2016	Jul. 29, 2016	Jun. 23, 2016	Dec. 31, 2017	Jan. 31, 2019	Jul. 22, 2016	Nov. 20, 2015
Ameri Georgia [Member]
Business acquisition, purchase price								$ 9,900,000
Business acquisition, allocated net working capital								4,600,000
Business acquisition, intangible assets								$ 1,800,000
Bigtech Software Private Limited [Member]
Business acquisition, purchase price				$ 900,000
Business acquisition, consideration payable, cash		$ 340,000		850,000
Earn-out payments, cash				$ 255,000
Virtuoso [Member]
Business acquisition, purchase price							$ 1,800,000
Business acquisition, intangible assets							$ 900,000
Earn-out payments, cash					$ 6,000
Earn-out payments, shares					12,408
Ameri Arizona [Member]
Business acquisition, purchase price			$ 15,800,000
Business acquisition, intangible assets			5,400,000
Ameri Arizona [Member] | DC&M Partners, LLC [Member]
Business acquisition, purchase price			1,500,000
Earn-out payments, cash			$ 1,500,000
Equity method investment, ownership percentage			100.00%
Ameri Arizona [Member] | Lucid Solutions Inc, and Houskens LLC [Member]
Business acquisition, consideration payable, cash			$ 3,000,000
Ameri California [Member]
Business acquisition, purchase price	$ 8,800,000
Business acquisition, intangible assets	3,800,000
Ameri California [Member] | Lucid Solutions Inc, and Houskens LLC [Member]
Business acquisition, consideration payable, cash	$ 1,000,000
Earn-out payments, cash						$ 605,000
Earn-out payments, shares	11,334
Ameri California [Member] | ATCG Technology Solutions [Member]
Business acquisition, purchase price	$ 8,800,000
Earn-out payments, cash	$ 1,200,000
Equity method investment, ownership percentage	100.00%